UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [  ]: Amendment Number:
                                                    --------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     W.K. Kellogg Foundation Trust
Address:  The Bank of New York Mellon Trust Co. NA
          500 Grant Street, Room 151-0410
          Pittsburgh, PA 15258

Form 13F File Number:  (To be determined after filing)
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Dana Luksic
Title:      Vice President, Corporate Trustee
Phone:      (412) 234-3510

Signature, Place and Date of Signing:

    /s/ Dana Luksic               Pittsburgh, PA               February 14, 2013
--------------------------      ------------------             -----------------
        [Signature]                [City, State]                    [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
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Form 13F Information Table Entry Total:                 5
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Form 13F Information Table Value Total:             $4,324,742
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                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                     W.K. KELLOGG FOUNDATION TRUST
                                                      FORM 13F INFORMATION TABLE
                                                   QUARTER ENDED DECEMBER 31, 2012

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                                                         VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES GOLD TRUST           ISHARES          464285105     9,673    594,202  SH       SOLE                   594,202
ISHARES TR                   MSCI ACWI INDX   464288257    49,883  1,037,500  SH       SOLE                 1,037,500
KELLOGG CO                   COM              487836108 4,213,284 75,439,290  SH       SOLE                75,439,290
MARKET VECTORS ETF TR        RVE HARD ETF     57060U795    17,298    482,518  SH       SOLE                   482,518
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858    34,604    777,100  SH       SOLE                   777,100